Summary of Significant Accounting Policies (Details 2) - shares	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2018	Jun. 30, 2017
Summary of anti-dilutive securities
Total	20,718,831	12,284,291	12,883,890	4,455,588
Common stock warrants [Member]
Summary of anti-dilutive securities
Total	14,975,591	9,627,426	9,815,025	3,886,866
Restricted stock awards [Member]
Summary of anti-dilutive securities
Total		37,625		8,750
Common stock options [Member]
Summary of anti-dilutive securities
Total	5,743,240	2,619,240	3,068,865	559,972